Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table) (Details) - Time charter-in vessels [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
December 31, 2023	$ 10,769
December 31, 2024	5,917
December 31, 2025	6,242
December 31, 2026	5,900
December 31, 2027	6,242
December 31, 2028 and thereafter	5,763
Total undiscounted lease payments	40,833
Discount based on incremental borrowing rate	(3,642)
Present value of lease liability	$ 37,191